OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	$ 7,732,854	$ 7,193,527
Brazil, Brazil Real
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	300,659
Chile, Pesos
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	679,983	611,542
United States of America, Dollars
OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans [Line Items]
Total obligations with financial institutions	$ 6,752,212	$ 6,581,985